Income Taxes (Income Tax Benefit Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Loss from continuing operations before taxes on income	$ (12,124)	$ (109,222)
Tax rate	35.00%	35.00%
Computed "expected" tax benefit	$ 4,243	$ 38,228
State taxes, net of federal income tax benefit	294	793
Change in valuation allowance	(3,627)	(13,864)
Nondeductible expenses	(64)	(25,070)
Other items	20	(87)
Income tax benefit attributable to continuing operations	$ 866	$ 0